Defined Benefit Liabilities (Assets) - Total Amount of Expenses Recognized in Profit and Loss (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Current service cost	₩ 186,395	₩ 193,078
Past service cost	0	815
Net interest cost	4,067	4,901
Total amount of expenses recognized in profit and loss	₩ 190,462	₩ 198,794	₩ 175,165